Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events
NOTE 11 – SUBSEQUENT EVENTS

On April 2, 2021, the Company entered into a 12% senior secured convertible promissory note Noteholder A for $440,000. The note matures April 1, 2022 but may be extended an additional 12 months. The note becomes convertible six months after issuance at $0.054 per share.

NOTE 13 – SUBSEQUENT EVENTS

Subsequent to September 30, 2020, we issued shares of our restricted common stock under private placement agreements for proceeds received as follows:

Date	Shares	Proceeds
10/19/20	650,000	$25,000
11/03/20	228,572	$8,000
11/13/20	2,512,563	$100,000
12/14/20	232,560	$20,000
12/31/20	700,000	$50,000

On October 1, 2020, the Company entered into an LLC operating agreement for the formation of Khode, LLC. Pursuant to the operating agreement, the Company owns 70% and is required to make a capital contribution of $3,500,000.

On October 1, 2020, the Company entered into a one-year agreement for strategic, creative, and operational support for marketing. Pursuant to this agreement, $1,235,000 is to be paid by September 1, 2021.

During October 2020, the Company entered into a five-year endorsement contract with an American DJ, record executive and producer, and media personality. Pursuant to the endorsement contract, the Company is to make quarterly payments totaling $5,000,000 by July 1, 2025.

On October 15, 2020, the Company entered into a note agreement with Noteholder C for $565,000, including a $15,000 discount at issuance. The note bears interest at 5%, 22% if in default, and principal and interest were due at maturity on December 15, 2020. The Company and Noteholder C extended the maturity to December 29, 2020 and the Company incurred a default penalty of $85,428.

During October 2020, the Company issued 500,000 shares of common stock for consulting services valued at $25,860.

From October through December 2020, the Company received conversion notices from Noteholder D which converted principal and interest totaling $286,518 through the issuance of 5,525,000 shares of common stock.

During December 2020, the Company completed an exchange of 5,472,000 shares of preferred stock for 9,000,000 shares of common stock with three shareholders. The preferred shares were then cancelled. Included in this exchange was 1,824,000 shares of preferred stock exchanged by Todd Davis for 3,000,000 shares of common stock.

During November 2020, the Company received conversion notices from Noteholder A for the conversion of the note payable originating January 1, 2019 with principal and interest totaling $472,167 through the issuance of 20,846,210 shares of common stock.

On November 4, 2020, the Company entered into a convertible promissory note with Noteholder H for $100,000. The note matures May 4, 2021 and bears interest at 15% that is payable in shares of restricted common stock.

On November 19, 2020, the Company entered into a note agreement with Noteholder C for $290,000, including a $15,000 discount at issuance. The note bears interest at 6%, 22% if in default, and principal and interest were due at maturity on December 21, 2020. The Company and Noteholder C extended the maturity to December 29, 2020 and the Company incurred a default penalty of $6,148.

On November 30, the Company entered into a convertible promissory note with Noteholder D for $175,000. The note matures one year later, on November 30, 2022 and bears interest at 10%. The note is convertible six months from issuance at 60% of the average of the three (3) lowest closing prices (as defined below in the agreement) for the common stock during the ten (10) trading day period preceding the conversion date.

On December 1, 2020, Noteholder B transferred the 12/3/2018 note with a principal balance of $262,500 to Noteholder D.

On January 19, 2021, the Company entered into a promissory note for $64,500. The note matures February 19, 2021 and bears interest at 24%. This note was repaid on January 22, 2021 from the proceeds of the following debt agreement.

On January 22, 2021, the Company entered into a 12% senior secured convertible promissory note with an institutional lender for $1,250,000. Proceeds from this note were allocated to repay the above $64,500 note (plus $1,250 interest), $15,040 legal fees, $992,226 to Noteholder C (Note 5), with the net remaining $176,984 to the Company. The note matures January 21, 2022, but may be extended an additional 12 months. The note becomes convertible six months after issuance, or July 22, 2021, at $0.054 per share.

On February 8, 2021, the Company received a conversion notice from Noteholder D converting $96,810 of the December 3, 2018 convertible note into 1,383,000 common shares of the Company.

On February 17, 2021, the Company entered into a promissory note with Noteholder B for $250,000. The note matures February 17, 2022 and bears interest at 12%. The note is convertible into common shares of the Company at a 40% discount to the 10 day average closing price of the Company’s common stock with a floor of $0.06 per share.

On March 5, 2021, the Company issued a 12% senior secured convertible promissory note to an institutional lender for $300,000. Proceeds from this note were allocated to $54,000 legal fees with the net remaining $246,000 to the Company. The note matures March 4, 2022, but may be extended an additional 12 months. The note becomes convertible six months after issuance, or October 4, 2021, at $0.054 per share.